Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Revenues - third parties (Note 18)	$ 7,207,813	$ 6,910,348	$ 4,925,637
Revenues - related companies (Note 5 and 18)	51,147	55,117	45,998
Total Revenues	7,258,960	6,965,465	4,971,635
Cost of Revenues
Cost of revenues - third parties (Note 18)	6,496,327	6,284,179	4,440,733
Cost of revenues - related companies (Note 5 and 18)	459,984	404,988	303,620
Total Cost of Revenues	6,956,311	6,689,167	4,744,353
Gross Profit	302,649	276,298	227,282
OPERATING EXPENSES
Selling and distribution (Note 19)	210,236	192,846	155,412
General and administrative (Note 20)	29,897	29,806	27,503
Amortization of intangible assets (Note 13)	1,505	1,461	1,001
Loss on sale of vessels, net (Note 10)	5,966	8,682	1,540
Total operating expenses	247,604	232,795	185,456
Operating income	55,045	43,503	41,826
OTHER INCOME/(EXPENSE)
Interest and finance costs (Notes 8, 9, 12, 14, 15 and 21)	(31,192)	(27,864)	(17,351)
Interest income	123	57	31
Foreign exchange (losses)/gains, net	3,786	1,440	(3,612)
Other expense	(1,191)	0	0
Total other expenses, net	(28,474)	(26,367)	(20,932)
Income before provision for income taxes	26,571	17,136	20,894
Income taxes (Note 26)	(4,122)	(5,428)	(2,161)
Net income	22,449	11,708	18,733
Net income attributable to non-controlling interest	2,372	1,480	0
Net income attributable to AMPNI shareholders	$ 20,077	$ 10,228	$ 18,733
Basic earnings per common share (Note 25)	$ 0.44	$ 0.22	$ 0.4
Diluted earnings per common share (Note 25)	$ 0.44	$ 0.22	$ 0.4
Weighted average number of common shares, basic	45,473,360	45,979,761	46,295,973
Weighted average number of common shares, diluted	45,473,360	45,979,761	46,445,499